Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts receivable, net [Abstract]
Accounts receivable, net
5. Accounts receivable, net
Accounts receivable consist of the following:
	December 31, 2021	December 31, 2020
Accounts receivable from third party customers	$3,549,190	$439,893
Less: Allowance for credit losses	(410,587)	(18,834)
Accounts receivable, net	$3,138,603	$421,059
For the years ended December 31, 2021 and 2020, changes in the allowance for credit losses were as follows:
	Year Ended December 31,
	2021	2020
Balance at beginning of year	$(18,834)	$(17,045)
Assumed at business combination	(405,253)	—
Additions during the year	(13,375)	(200)
Utilized provisions during the year	8,201	—
Exchange differences	18,674	(1,589)
Balance at end of year	$(410,587)	$(18,834)